Fixed Assets, net & Advances for Vessels under Construction (Tables)	12 Months Ended
Dec. 31, 2022
Fixed Assets, net & Advances for Vessels under Construction
Schedule of fixed assets, net

Fixed assets, net consisted of the following (in thousands):

	Vessel	Accumulated	Net Book
	Costs	Depreciation	Value
As of January 1, 2020	$3,230,303	$(840,429)	$2,389,874
Additions	191,594	—	191,594
Depreciation	—	(101,531)	(101,531)
As of December 31, 2020	$3,421,897	$(941,960)	$2,479,937
Additions	495,546	—	495,546
Depreciation	—	(113,832)	(113,832)
As of December 31, 2021	$3,917,443	$(1,055,792)	$2,861,651
Additions	4,580	—	4,580
Transfers from right-of-use assets and to vessel held for sale	79,179	(5,896)	73,283
Disposals	(97,306)	10,500	(86,806)
Depreciation	—	(131,214)	(131,214)
As of December 31, 2022	$3,903,896	$(1,182,402)	$2,721,494

Schedule of aggregate future amortization of unfavorable charters

Amortization for the periods ending:
December 31, 2023	20,806
Until April 2024	4,534
Total	25,340
Less: Current portion	(20,806)
Total non-current portion	$4,534

Schedule of leaseback instalments

Instalments due by period ended:
December 31, 2023	$30,915
Until May 2024	46,249
Total leaseback instalments	77,164
Less: Imputed interest	(4,239)
Total leaseback obligation	72,925
Less: Deferred finance costs, net	(914)
Less: Current portion of long-term leaseback obligation	(27,469)
Long-term leaseback obligation, net of current portion	$44,542